Provision for post-employment benefits - Movement in Pension Plan Liabilities (Parenthetical) (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Plan assets [member]
Disclosure of net defined benefit (liability) asset
Settlement payments	[1]	£ (17.0)	£ (47.4)	£ (70.4)
United Kingdom [member]
Disclosure of net defined benefit (liability) asset
Settlement payments			47.1	70.4
United Kingdom [member] | Plan assets [member]
Disclosure of net defined benefit (liability) asset
Settlement payments			47.1	£ 70.4
United States [member] | Plan assets [member]
Disclosure of net defined benefit (liability) asset
Defined Benefit Plan, Lump Sum Payouts			£ 69.7

[1]	In 2019 and 2018, the Group completed the transfer of the defined benefit obligations for certain UK plans to an insurer resulting in £47.1 million and £70.4 million, respectively, in settlement payments.